SUBSEQUENT EVENTS (Details Textual) - MG Cleaners Llc [Member]					1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2017 USD ($)	Aug. 10, 2017 USD ($)	Jul. 15, 2017 USD ($) a	Apr. 07, 2017 USD ($)	Jul. 15, 2017 USD ($) a	May 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 01, 2021 USD ($)	Jan. 27, 2017 USD ($)	Jul. 29, 2013 USD ($)
Income Taxes Paid							$ 0	$ 0	$ 0	$ 0
Debt Instrument, Face Amount												$ 119,776	$ 23,843
Debt Instrument, Interest Rate, Stated Percentage												7.25%	7.50%
Capital Stack LLC [Member]
Proceeds from Sale of Other Assets				$ 100,000
Due from Related Parties				143,000
Subsequent Event [Member]
Operating Lease, Lease Income			$ 3,000		$ 3,000
Lessor, Operating Lease, Term of Contract			3 years		3 years
Proceeds from Sale of Other Assets		$ 51,150
Area of Land | a			2,400		2,400
Lease Expiration Date			Jul. 15, 2020
Subsequent Event [Member] | Capital Stack LLC [Member]
Proceeds from Sale of Other Assets				100,000
Due from Related Parties		67,100		$ 143,000
Subsequent Event [Member] | Libertas Funding LLC [Member]
Due from Related Parties		$ 67,100
Notes Payable to Banks [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount	$ 66,348
Debt Instrument, Interest Rate, Stated Percentage	7.25%
Debt Instrument, Periodic Payment	$ 1,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											$ 12,086
Accounts Receivable Financing Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000,000
Line of Credit Facility, Borrowing Capacity, Description						The financing facility provides for the Borrower to have access to the lesser of (i) $1 million or (ii) 85% of Net Amount of Eligible Receivables (as defined in the financing agreement).
Line of Credit Facility, Interest Rate Description						The financing facility has an interest rate of 7.25% in excess of the prime rate reported by the Wall Street Journal per annum, with a floor minimum rate of 11.5%.
Payments for Other Fees						$ 1,330
Income Taxes Paid							70,898
Payment Of Accrued Liabilities							51,342
Payment Of Debt And Accrued Liabilities							$ 172,241
Long-term Debt, Gross						$ 200,000
Debt Instrument, Term						2 years
Accounts Receivable Financing Facility [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000,000
Line of Credit Facility, Borrowing Capacity, Description						The financing facility provides for the Borrower to have access to the lesser of (i) $1 million or (ii) 85% of Net Amount of Eligible Receivables (as defined in the financing agreement).
Line of Credit Facility, Interest Rate Description						The financing facility has an interest rate of 7.25% in excess of the prime rate reported by the Wall Street Journal per annum, with a floor minimum rate of 11.5%
Payments for Other Fees						$ 1,330
Repayments of Medium-term Notes						50,000
Income Taxes Paid						70,898
Payment Of Accrued Liabilities						51,342
Payment Of Debt And Accrued Liabilities						172,241
Long-term Debt, Gross						$ 200,000
Debt Instrument, Term						2 years